Interest income and expenses, and similar accounts (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Interest income and expenses and similar accounts [Abstract]
Summary of Information about Interest Income (Expense)
(a)	This caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	3,830,595	3,356,718	3,201,545
Interest on investments at fair value through other comprehensive income	723,796	761,411	—
Interest on available-for sale investments	—	—	513,545
Interest on due from banks and inter-bank funds	121,550	51,592	30,057
Interest on investments at amortized cost	93,454	86,215	—
Interest on held-to-maturity investments	—	—	44,452
Dividends on financial instruments	74,698	61,725	16,659
Other interest and similar income	3,123	3,621	2,762

Total	4,847,216	4,321,282	3,809,020

Interest and similar expenses
Interest and fees on deposits and obligations	(705,824)	(562,495)	(534,211)
Interest on bonds, notes and other obligations	(455,784)	(386,747)	(317,606)
Interest and fees on obligations with financial institutions	(175,753)	(173,740)	(222,406)
Deposit insurance fund fees	(45,199)	(40,697)	(37,304)
Interest on lease payments, Note 8(e)	(16,568)	—	—
Other interest and similar expenses	(8,769)	(6,907)	(8,362)

Total	(1,407,897)	(1,170,586)	(1,119,889)

Summary of Interest Income and Expenses Calculated Using Effective Interest Rate
(b)	The amounts shown in 19(a) include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	4,045,599	3,494,525	3,276,054
Financial assets measured at fair value through other comprehensive income	723,796	761,411	513,545

Total interest from financial assets not measured at fair value	4,769,395	4,255,936	3,789,599

Financial liabilities measured at amortized cost	1,353,929	1,122,982	1,074,223